Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
Current estimate of cumulative claims incurred	$ 2,476,761
Cumulative payments to date	1,842,191
Gross liability included in the consolidated statement of financial position	634,570
Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
Current estimate of cumulative claims incurred	1,550,488
Cumulative payments to date	1,104,741
Net liability included in the consolidated statement of financial position	445,747
Statement of financial position date [Member] | Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year													$ 122,323
One year later													108,523
Two years later													105,943
Three years later													100,572
Four years later													99,513
Five years later													101,599
Six years later													100,199
Seven years later													100,303
Eight years later													100,073
Nine years later													100,120
Ten years later													99,972
Eleven years later													100,497
Twelve years later													100,525
Current estimate of cumulative claims incurred													100,525
Cumulative payments to date													100,214
Statement of financial position date [Member] | Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year													71,380
One year later													63,488
Two years later													62,020
Three years later													58,897
Four years later													58,182
Five years later													60,146
Six years later													58,648
Seven years later													58,726
Eight years later													58,540
Nine years later													58,590
Ten years later													58,460
Eleven years later													58,859
Twelve years later													58,882
Current estimate of cumulative claims incurred													58,882
Cumulative payments to date													$ 58,616
Statement Of Financial Position Date One [Member] | Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year												$ 128,498
One year later												106,567
Two years later												100,764
Three years later												110,286
Four years later												114,464
Five years later												110,266
Six years later												111,774
Seven years later												110,644
Eight years later												111,028
Nine years later												111,198
Ten years later												109,706
Eleven years later												109,466
Twelve years later
Current estimate of cumulative claims incurred												109,466
Cumulative payments to date												104,190
Statement Of Financial Position Date One [Member] | Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year												76,231
One year later												60,555
Two years later												59,556
Three years later												60,662
Four years later												62,272
Five years later												59,826
Six years later												60,329
Seven years later												58,084
Eight years later												57,329
Nine years later												57,425
Ten years later												57,398
Eleven years later												57,251
Twelve years later
Current estimate of cumulative claims incurred												57,251
Cumulative payments to date												$ 55,660
Statement Of Financial Position Date Two [Member] | Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year											$ 133,595
One year later											119,425
Two years later											108,557
Three years later											110,046
Four years later											103,996
Five years later											104,541
Six years later											103,167
Seven years later											97,918
Eight years later											97,998
Nine years later											98,088
Ten years later											99,481
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred											99,481
Cumulative payments to date											97,847
Statement Of Financial Position Date Two [Member] | Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year											100,119
One year later											88,131
Two years later											78,090
Three years later											81,521
Four years later											77,268
Five years later											77,798
Six years later											76,773
Seven years later											71,644
Eight years later											71,620
Nine years later											71,745
Ten years later											73,135
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred											73,135
Cumulative payments to date											$ 71,567
Statement Of Financial Position Date Three [Member] | Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year										$ 159,549
One year later										155,958
Two years later										148,161
Three years later										142,309
Four years later										133,917
Five years later										132,992
Six years later										130,844
Seven years later										130,616
Eight years later										130,374
Nine years later										128,905
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred										128,905
Cumulative payments to date										128,644
Statement Of Financial Position Date Three [Member] | Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year										123,553
One year later										121,694
Two years later										120,600
Three years later										117,084
Four years later										109,460
Five years later										107,701
Six years later										107,500
Seven years later										107,269
Eight years later										107,059
Nine years later										105,598
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred										105,598
Cumulative payments to date										$ 105,394
Statement Of Financial Position Date Four [Member] | Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year									$ 152,384
One year later									114,972
Two years later									101,352
Three years later									92,846
Four years later									88,210
Five years later									85,621
Six years later									83,183
Seven years later									82,709
Eight years later									83,584
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred									83,584
Cumulative payments to date									83,656
Statement Of Financial Position Date Four [Member] | Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year									115,851
One year later									90,078
Two years later									79,209
Three years later									73,250
Four years later									70,070
Five years later									66,693
Six years later									65,626
Seven years later									65,482
Eight years later									66,363
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred									66,363
Cumulative payments to date									$ 65,750
Statement Of Financial Position Date Five [Member] | Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year								$ 174,601
One year later								160,100
Two years later								149,533
Three years later								145,921
Four years later								142,926
Five years later								142,478
Six years later								141,758
Seven years later								142,306
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred								142,306
Cumulative payments to date								137,810
Statement Of Financial Position Date Five [Member] | Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year								92,893
One year later								86,991
Two years later								79,846
Three years later								75,311
Four years later								73,132
Five years later								72,641
Six years later								71,945
Seven years later								72,372
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred								72,372
Cumulative payments to date								$ 69,390
Statement Of Financial Position Date Six [Member] | Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year							$ 175,094
One year later							173,369
Two years later							167,695
Three years later							158,572
Four years later							162,210
Five years later							162,215
Six years later							163,829
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred							163,829
Cumulative payments to date							157,668
Statement Of Financial Position Date Six [Member] | Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year							98,771
One year later							94,055
Two years later							90,077
Three years later							85,366
Four years later							89,184
Five years later							89,230
Six years later							89,817
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred							89,817
Cumulative payments to date							$ 85,190
Statement Of Financial Position Date Saveen [Member] | Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year						$ 278,298
One year later						309,258
Two years later						317,053
Three years later						317,778
Four years later						311,662
Five years later						313,214
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred						313,214
Cumulative payments to date						289,721
Statement Of Financial Position Date Saveen [Member] | Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year						110,341
One year later						117,163
Two years later						116,435
Three years later						113,949
Four years later						112,040
Five years later						111,805
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred						111,805
Cumulative payments to date						$ 99,912
Statement Of Financial Position Date Eight [Member] | Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year					$ 196,709
One year later					219,593
Two years later					213,655
Three years later					191,253
Four years later					181,331
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred					181,331
Cumulative payments to date					153,435
Statement Of Financial Position Date Eight [Member] | Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year					94,266
One year later					105,797
Two years later					108,521
Three years later					112,970
Four years later					103,066
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred					103,066
Cumulative payments to date					$ 83,850
Statement Of Financial Position Date Nine [Member] | Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year				$ 150,800
One year later				143,093
Two years later				126,522
Three years later				141,382
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred				141,382
Cumulative payments to date				94,133
Statement Of Financial Position Date Nine [Member] | Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year				124,356
One year later				115,739
Two years later				100,104
Three years later				107,039
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred				107,039
Cumulative payments to date				$ 74,434
Statement Of Financial Position Date Ten [Member] | Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year			$ 225,950
One year later			219,794
Two years later			212,577
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred			212,577
Cumulative payments to date			103,433
Statement Of Financial Position Date Ten [Member] | Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year			157,815
One year later			155,639
Two years later			145,935
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred			145,935
Cumulative payments to date			$ 70,647
Statement Of Financial Position Date Eleven [Member] | Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year		$ 257,233
One year later		216,610
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred		216,610
Cumulative payments to date		65,356
Statement Of Financial Position Date Eleven [Member] | Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year		192,307
One year later		162,882
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred		162,882
Cumulative payments to date		$ 52,682
Statement Of Financial Position Date Twelve [Member] | Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year	273,738
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred	273,738
Cumulative payments to date	17,881
Statement Of Financial Position Date Twelve [Member] | Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
At end of accident year	198,182
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred	198,182
Cumulative payments to date	14,877
Statement Of Financial Year [Member] | Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
Current estimate of cumulative claims incurred	309,813
Cumulative payments to date	308,203
Statement Of Financial Year [Member] | Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of gross of reinsurance, the claims development [Line Items]
Current estimate of cumulative claims incurred	198,161
Cumulative payments to date	$ 196,772